Note 16 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ (2,113)	$ (1,317)
Deferred income tax benefit (expense) through income statement	131	(796)
Balance	$ (1,982)	$ (2,113)